HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805	HV-6776 - Premier Innovations(SM)

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Supplement dated January 25, 2013 to your Prospectus

1.  SUB-ADVISER DELETION

DWS GLOBAL THEMATIC FUND – CLASS A

Effective on or about January 31, 2013, Global Thematic Partners, LLC will no longer serve as sub-adviser to the Fund.

2.  FUND NAME CHANGE

DWS GLOBAL THEMATIC FUND – CLASS A

Effective on or about January 31, 2013, the following name change is made to your Prospectus:

Old Name	New Name
DWS Global Thematic Fund - Class A	DWS Global Growth Fund - Class A

As a result of the change, all references to the Old Name in your Prospectus are deleted and replaced with the New Name.

3.  FUND REORGANIZATION

FEDERATED CAPITAL APPRECIATION FUND – CLASS A

At a special meeting of the shareholders to be held on March 11, 2013, shareholders will vote on the proposed reorganization (the “Reorganization”) of the Federated Capital Appreciation Fund (“Merging Fund”) into the Federated Equity Income Fund, Inc. (“Acquiring Fund”).  If the proposed Reorganization is approved, all or substantially all of the assets of the Merging Fund will be transferred into the Acquiring Fund.  Shareholders of the Merging Fund will receive shares of the Acquiring Fund.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the close of trading on the New York Stock Exchange on the merger date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.  Effective as of the close of trading on the New York Stock Exchange on the merger date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

In the event that the proposed Reorganization is approved, effective as of the close of trading on the New York Stock Exchange on the merger date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

4.  INVESTMENT ADVISER CHANGE

FEDERATED MID CAP GROWTH STRATEGIES FUND – CLASS A

The investment adviser of the Federated Mid Cap Growth Strategies Fund has changed from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC.

5.  FUND NAME CHANGE

FEDERATED MID CAP GROWTH STRATEGIES FUND – CLASS A

Effective January 18, 2013, the following name change was made to your Prospectus:

Old Name	New Name
Federated Mid Cap Growth Strategies Fund - Class A	Federated MDT Mid Cap Growth Strategies Fund - Class A

As a result of the change, all references to the Old Name in your Prospectus are deleted and replaced with the New Name.

6.  INVESTMENT ADVISER CHANGES

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced Hartford Investment Financial Services, LLC (“HIFSCO”) as the investment adviser for the following Funds:

The Hartford Balanced Allocation Fund – Class R4

The Hartford Balanced Allocation Fund – Class R5

The Hartford Balanced Income Fund – Class R4

The Hartford Capital Appreciation Fund – Class R4

The Hartford Capital Appreciation Fund – Class R5

The Hartford Conservative Allocation Fund – Class R4

The Hartford Conservative Allocation Fund – Class R5

The Hartford Dividend and Growth Fund – Class R4

The Hartford Global All-Asset Fund – Class R4

The Hartford Global Research Fund – Class R4

The Hartford Growth Allocation Fund – Class R4

The Hartford Growth Allocation Fund – Class R5

The Hartford Growth Opportunities Fund – Class R4

The Hartford Healthcare Fund – Class R4

The Hartford High Yield Fund – Class R4

The Hartford Inflation Plus Fund – Class R4

The Hartford International Small Company Fund – Class R4

The Hartford MidCap Value Fund – Class R4

The Hartford Money Market Fund – Class R4

The Hartford Small Company Fund – Class R4

The Hartford Target Retirement 2010 Fund – Class R4

The Hartford Target Retirement 2010 Fund – Class R5

The Hartford Target Retirement 2015 Fund – Class R4

The Hartford Target Retirement 2020 Fund – Class R4

The Hartford Target Retirement 2020 Fund – Class R5

The Hartford Target Retirement 2025 Fund – Class R4

The Hartford Target Retirement 2030 Fund – Class R4

The Hartford Target Retirement 2030 Fund – Class R5

The Hartford Target Retirement 2035 Fund – Class R4

The Hartford Target Retirement 2040 Fund – Class R4

The Hartford Target Retirement 2045 Fund – Class R4

The Hartford Target Retirement 2050 Fund – Class R4

The Hartford Total Return Bond Fund – Class R4

The Hartford Total Return Bond Fund – Class R5

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Balanced HLS Fund – Class IB

Hartford Dividend and Growth HLS Fund – Class IB

Hartford Global Growth HLS Fund – Class IB

Hartford Growth HLS Fund – Class IB

Hartford Growth Opportunities HLS Fund – Class IB

Hartford Healthcare HLS Fund – Class IB

Hartford Index HLS Fund – Class IB

Hartford Money Market HLS Fund – Class IB

Hartford SmallCap Growth HLS Fund – Class IB

Hartford Small Company HLS Fund – Class IB

Hartford Total Return Bond HLS Fund – Class IB

Hartford Value HLS Fund – Class IB

7.  INVESTMENT ADVISER CHANGE & SUB-ADVISER ADDITION

Effective January 1, 2013, (1) OFI Global Asset Management, Inc. replaced OppenheimerFunds, Inc. as investment adviser and (2) OppenheimerFunds, Inc. became the sub-adviser to the following Funds:

Oppenheimer Capital Income Fund – Class A

Oppenheimer Equity Fund – Class A

Oppenheimer Equity Income Fund, Inc. – Class A

Oppenheimer Global Fund – Class A

Oppenheimer Global Strategic Income Fund – Class A

Oppenheimer Gold & Special Minerals Fund – Class A

Oppenheimer International Bond Fund – Class A

Oppenheimer International Diversified Fund – Class A

Oppenheimer International Growth Fund – Class A

Oppenheimer Main Street Fund® – Class A

Oppenheimer Main Street Select FundTM – Class A

Oppenheimer Main Street Small- & Mid- Cap Fund™ – Class A

Oppenheimer Real Estate Fund – Class A

Oppenheimer Small- & Mid- Cap Value Fund – Class A

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.